Supplemental Cash Flow Information (Tables)	3 Months Ended
Mar. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplemental Cash Flow Information

	Three Months Ended March 31,		Years ended December 31,
	2020	2019	2019	2018	2017
	(Unaudited)
	(In thousands)
Supplemental disclosure
Cash payments for:
Income tax paid	$(46)	$25	$226	$176	$350
	$(46)	$25	$226	$176	$350

Schedule for noncash operating activities
Adoption of ASC 842 leases - Operating leases	$—	$—	$17,658	$—	$—
	$—	$—	$17,658	$—	$—

Schedule for noncash investing activities
Unpaid property, plant, and equipment received	$1,091	$622	$2,571	$1,288	$602
	$1,091	$622	$2,571	$1,288	$602

Schedule for noncash financing activities
Issuance of common stocks through "cashless" warrants exercised	$341,001	$—	$—	$—	$—
Conversion of VGH, LLC membership units to VGH, Inc. common stock	—	—	114,648	—	—
Unpaid transaction costs	—	—	4,875	—	—
Adoption of ASC 842 leases - Finance leases	—	—	430	—	—
	$341,001	$—	$119,953	$—	$—